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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

VIA EDGAR
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Securities and Exchange Commission                            May 3, 2006
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: SCHWAB ANNUITY PORTFOLIOS (FILE NOS. 33-74534 AND 811-8314) Schwab Money Market Portfolio(TM)
         Schwab MarketTrack Growth Portfolio II(TM)
         Schwab S&P 500 Portfolio

         POST-EFFECTIVE AMENDMENT NO. 20

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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statement of Additional Information, dated April 30, 2006, for the above-named Portfolios that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment No. 20, as referenced above, for the above-named Trust.

Sincerely,


/s/ David Stone
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David Stone
Vice President, Associate General Counsel
Charles Schwab Investment Management, Inc.